Note 17 - Income Taxes - Income Tax Expense (Recovery) Incurred by Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Current	$ 6,572	$ 4,022	$ 1,443
Deferred tax expense	1,297	3,640	5,765
Deferred income tax expense (recovery)	7,869	7,662	7,208
CANADA
Current	1,243	447	94
Deferred tax expense	2,051	4,251	3,493
UNITED STATES
Current	494	873	70
Deferred tax expense	1,876	1,272	800
Other Countries [Member]
Current	4,835	2,702	1,279
Deferred tax expense	$ (2,630)	$ (1,883)	$ 1,472